Note 4 - Discontinued Operations (Details) - Discontinued Operations - Income Statement (USD $)	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2014	Jul. 31, 2014
Revenues
Revenues, discontinued operations	$ 10,133,000	$ 95,240,000	$ 206,550,000
Operating earnings (loss) before income taxes
Operating earnings (loss) before income taxes, discontinued operations	(1,654,000)	(4,479,000)	(889,000)
Recovery of income taxes	(756,000)	(3,579,000)	(429,000)
Net operating loss from discontinued operations	(898,000)	(900,000)	(460,000)
Net gain (loss) on disposal	2,756,000	(4,058,000)
Non-controlling interest share of earnings	(321,000)	(225,000)	(211,000)
Net earnings (loss) attributable to common shareholders from discontinued operations	1,537,000	(5,183,000)	(671,000)
Net earnings (loss) per share from discontinued operations
Basic (in Dollars per share)	$ 0.04	$ (0.16)	$ (0.02)
Diluted (in Dollars per share)	$ 0.04	$ (0.16)	$ (0.02)
Field Asset Services [Member]
Revenues
Revenues, discontinued operations		58,063,000	163,413,000
Operating earnings (loss) before income taxes
Operating earnings (loss) before income taxes, discontinued operations		(3,623,000)	(5,072,000)
REO Rental Segment [Member]
Revenues
Revenues, discontinued operations	3,244,000	24,733,000	31,658,000
Operating earnings (loss) before income taxes
Operating earnings (loss) before income taxes, discontinued operations	(2,580,000)	(2,315,000)	3,085,000
Net gain (loss) on disposal				(828)
U.S. Based Commercial Real Estate Consulting [Member]
Revenues
Revenues, discontinued operations	6,889,000	12,444,000	11,479,000
Operating earnings (loss) before income taxes
Operating earnings (loss) before income taxes, discontinued operations	926,000	1,459,000	1,098,000
Net gain (loss) on disposal					$ 3,584